Other assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Long-term value added tax and other taxes recoverable	$ 13,749	$ 6,668
Prepaid forestry fees	3,222	3,175
Prepaid loan costs (note 16(b))	2,865	749
Other non-current assets	3,107	0
Other assets	$ 22,943	$ 10,592